WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communications - 6.9%
Entertainment Content - 1.5%
Warner Music Group Corporation - Class A	42,589	$ 1,105,610

Internet Media & Services - 5.4%
Alphabet, Inc. - Class A	6,209	2,211,211
Meta Platforms, Inc. - Class A	3,471	1,932,341
		4,143,552
Consumer Discretionary - 9.5%
E-Commerce Discretionary - 5.7%
Amazon.com, Inc. (a)	16,144	4,384,387

Retail - Discretionary - 3.8%
Home Depot, Inc. (The)	4,460	1,480,542
O'Reilly Automotive, Inc. (a)	15,915	1,422,005
		2,902,547
Consumer Staples - 4.9%
Beverages - 2.0%
PepsiCo, Inc.	10,775	1,503,759

Retail - Consumer Staples - 0.9%
Walmart, Inc.	6,562	729,695

Tobacco & Cannabis - 2.0%
Philip Morris International, Inc.	8,110	1,547,550

Energy - 6.1%
Oil & Gas Producers - 6.1%
Chevron Corporation	8,097	1,593,732
ExxonMobil Holdings Corporation (a)	9,916	1,541,343
Williams Companies, Inc. (The)	21,072	1,507,491
		4,642,566
Financials - 12.9%
Banking - 5.4%
Cullen/Frost Bankers, Inc.	7,273	1,209,791
JPMorgan Chase & Company	4,537	1,596,071

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 12.9% (Continued)
Banking - 5.4% (Continued)
Wells Fargo & Company	15,594	$ 1,348,101
		4,153,963
Institutional Financial Services - 4.2%
Intercontinental Exchange, Inc.	9,022	1,375,675
Morgan Stanley	8,744	1,839,912
		3,215,587
Insurance - 3.3%
Berkshire Hathaway, Inc. - Class B (a)	3,143	1,607,770
Progressive Corporation (The)	4,252	898,958
		2,506,728
Health Care - 13.1%
Biotech & Pharma - 4.8%
AbbVie, Inc.	3,699	928,227
Johnson & Johnson	5,003	1,282,519
Merck & Company, Inc.	11,074	1,441,835
		3,652,581
Health Care Facilities & Services - 3.4%
Elevance Health, Inc.	2,383	895,627
McKesson Corporation	2,037	1,744,059
		2,639,686
Medical Equipment & Devices - 4.9%
Stryker Corporation	5,107	1,663,350
Thermo Fisher Scientific, Inc.	3,669	2,107,106
		3,770,456
Industrials - 12.0%
Aerospace & Defense - 3.2%
Boeing Company (The) (a)	6,483	1,401,235
General Dynamics Corporation	2,704	1,036,768
		2,438,003
Electrical Equipment - 1.9%
Hubbell, Inc.	3,056	1,444,113

Industrial Support Services - 2.0%
RB Global, Inc.	13,769	1,511,010

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 12.0% (Continued)
Machinery - 3.0%
Deere & Company	2,617	$ 1,551,017
Veralto Corporation	8,256	777,468
		2,328,485
Transportation & Logistics - 1.9%
CSX Corporation	28,368	1,429,747

Materials - 5.4%
Chemicals - 1.4%
Qnity Electronics, Inc.	8,169	1,071,610

Construction Materials - 1.3%
Advanced Drainage Systems, Inc.	6,962	964,098

Containers & Packaging - 1.6%
Packaging Corporation of America	5,054	1,242,475

Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	13,340	835,484

Real Estate - 1.2%
REITs - 1.2%
Prologis, Inc.	6,588	952,691

Technology - 20.5%
Semiconductors - 3.2%
Broadcom, Inc.	2,530	984,879
Texas Instruments, Inc.	5,219	1,439,087
		2,423,966
Software - 4.7%
Microsoft Corporation	7,755	3,603,904

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Technology - 20.5% (Continued)
Technology Hardware - 8.5%
Apple, Inc.	12,633	$ 3,902,460
Dell Technologies, Inc. - Class C	2,340	948,566
Motorola Solutions, Inc.	3,766	1,641,034
		6,492,060
Technology Services - 4.1%
MSCI, Inc.	2,865	1,639,468
Visa, Inc. - Class A	4,204	1,539,210
		3,178,678
Utilities - 6.7%
Electric Utilities - 6.7%
Entergy Corporation	16,905	1,819,316
NextEra Energy, Inc.	20,539	1,785,250
WEC Energy Group, Inc.	14,199	1,553,655
		5,158,221

Total Common Stocks (Cost $60,676,131)		$ 75,973,212

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (b) (Cost $606,776)	606,776	$ 606,776

Investments at Value - 100.0% (Cost $61,282,907)		$ 76,579,988

Liabilities in Excess of Other Assets – (0.0%) (c)		(8,552)

Net Assets - 100.0%		$ 76,571,436

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2026.
(c)	Percentage rounds to less than 0.1%.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Communications - 1.5%
Entertainment Content - 1.5%
Warner Music Group Corporation - Class A	65,393	$ 1,697,602

Consumer Discretionary - 13.4%
Automotive - 4.0%
Modine Manufacturing Company (a)	10,790	2,169,437
Visteon Corporation	22,137	2,314,202
		4,483,639
Home Construction - 1.4%
Armstrong World Industries, Inc.	9,102	1,589,755

Leisure Facilities & Services - 2.2%
Texas Roadhouse, Inc.	6,012	1,235,105
Vail Resorts, Inc.	8,159	1,218,792
		2,453,897
Retail - Discretionary - 4.0%
Academy Sports & Outdoors, Inc.	26,129	1,239,821
Boot Barn Holdings, Inc. (a)	14,424	2,149,032
Builders FirstSource, Inc. (a)	15,778	1,048,290
		4,437,143
Wholesale - Discretionary - 1.8%
Pool Corporation	11,109	2,063,053

Consumer Staples - 5.0%
Household Products - 1.6%
Interparfums, Inc.	14,159	1,763,503

Retail - Consumer Staples - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	25,478	2,491,239

Wholesale - Consumer Staples - 1.2%
US Foods Holding Corporation (a)	13,479	1,355,853

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Energy - 5.6%
Oil & Gas Producers - 4.2%
Chord Energy Corporation	8,029	$ 1,127,111
Ovintiv, Inc.	22,248	1,389,610
Permian Resources Corporation - Class A	104,338	2,223,443
		4,740,164
Oil & Gas Services & Equipment - 1.4%
Weatherford International plc	17,457	1,532,550

Financials - 19.1%
Banking - 8.3%
Cullen/Frost Bankers, Inc.	13,553	2,254,406
Glacier Bancorp, Inc.	52,281	2,576,931
SouthState Bank Corporation	21,158	2,223,494
Wintrust Financial Corporation	14,270	2,276,636
		9,331,467
Institutional Financial Services - 6.7%
Evercore, Inc. - Class A	7,076	2,268,282
Marex Group Ltd.	38,597	2,505,717
Piper Sandler Companies	35,977	2,727,057
		7,501,056
Insurance - 4.1%
Mercury General Corporation	16,052	1,719,490
RenaissanceRe Holdings Ltd.	5,389	1,724,372
Skyward Specialty Insurance Group, Inc. (a)	19,081	1,143,906
		4,587,768
Health Care - 4.0%
Health Care Facilities & Services - 1.0%
Henry Schein, Inc. (a)	12,976	1,112,692

Medical Equipment & Devices - 3.0%
Cooper Companies, Inc. (The) (a)	25,208	1,823,043
Solventum Corporation (a)	17,727	1,514,595
		3,337,638
Industrials - 17.2%
Aerospace & Defense - 3.5%
AAR Corporation (a)	12,681	1,775,847

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Industrials - 17.2% (Continued)
Aerospace & Defense - 3.5% (Continued)
Kratos Defense & Security Solutions, Inc. (a)	34,309	$ 1,598,800
York Space Systems, Inc. (a)	34,495	508,111
		3,882,758
Electrical Equipment - 5.1%
BWX Technologies, Inc.	9,783	1,650,392
Hubbell, Inc.	4,683	2,212,952
Littelfuse, Inc.	4,156	1,837,492
		5,700,836
Industrial Support Services - 1.6%
Rush Enterprises, Inc. - Class A	22,886	1,826,074

Machinery - 3.6%
MSA Safety, Inc.	11,548	2,197,238
Regal Rexnord Corporation	8,938	1,834,345
		4,031,583
Transportation & Logistics - 2.0%
Kirby Corporation (a)	16,778	2,200,267

Transportation Equipment - 1.4%
Blue Bird Corporation (a)	22,043	1,639,779

Materials - 11.7%
Chemicals - 2.1%
Sensient Technologies Corporation	19,096	2,361,602

Construction Materials - 4.8%
Advanced Drainage Systems, Inc.	12,311	1,704,828
Eagle Materials, Inc.	6,779	1,389,288
Trex Company, Inc. (a)	52,917	2,294,481
		5,388,597
Containers & Packaging - 2.2%
Packaging Corporation of America	10,007	2,460,121

Metals & Mining - 2.6%
Pan American Silver Corporation	23,297	1,004,334

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Materials - 11.7% (Continued)
Metals & Mining - 2.6% (Continued)
Royal Gold, Inc.	9,201	$ 1,825,018
		2,829,352
Real Estate - 7.3%
Real Estate Services - 1.1%
Newmark Group, Inc. - Class A	78,614	1,178,817

REITs - 6.2%
Brixmor Property Group, Inc.	35,720	1,125,537
COPT Defense Properties	46,862	1,778,882
EastGroup Properties, Inc.	10,811	2,259,607
Federal Realty Investment Trust	14,766	1,832,313
		6,996,339
Technology - 6.2%
Semiconductors - 5.7%
IPG Photonics Corporation (a)	18,596	1,581,776
Lattice Semiconductor Corporation (a)	12,800	1,590,656
Rambus, Inc. (a)	17,545	1,597,121
Semtech Corporation (a)	13,297	1,566,653
		6,336,206
Software - 0.5%
Verra Mobility Corporation (a)	111,046	587,433

Utilities - 5.7%
Electric Utilities - 4.1%
Avista Corporation	50,299	2,034,595
IDACORP, Inc.	18,055	2,580,240
		4,614,835
Gas & Water Utilities - 1.6%
National Fuel Gas Company	21,763	1,791,312

Total Common Stocks (Cost $90,606,831)		$ 108,304,930

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (b) (Cost $3,064,563)	3,064,563	$ 3,064,563

Investments at Value - 99.4% (Cost $93,671,394)		$ 111,369,493

Other Assets in Excess of Liabilities - 0.6%		607,158

Net Assets - 100.0%		$ 111,976,651

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2026.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 12.2%
Automotive - 2.7%
Visteon Corporation	134,433	$ 14,053,626
XPEL, Inc. (a)	210,453	9,337,799
		23,391,425
Home Construction - 1.5%
Century Communities, Inc.	193,606	13,002,579

Leisure Facilities & Services - 1.2%
Cheesecake Factory, Inc. (The)	107,957	10,948,999

Leisure Products - 2.0%
YETI Holdings, Inc. (a)	352,511	17,251,888

Retail - Discretionary - 3.8%
Academy Sports & Outdoors, Inc.	277,158	13,151,147
Boot Barn Holdings, Inc. (a)	84,031	12,519,779
Sonic Automotive, Inc. - Class A	88,680	8,121,314
		33,792,240
Wholesale - Discretionary - 1.0%
Climb Global Solutions, Inc.	316,708	8,490,942

Consumer Staples - 3.9%
Food - 0.9%
Once Upon a Farm PBC (a)	505,151	7,663,141

Household Products - 3.0%
Central Garden & Pet Company - Class A (a)	231,212	8,765,247
Interparfums, Inc.	142,265	17,719,105
		26,484,352
Energy - 7.0%
Oil & Gas Producers - 5.9%
Gulfport Energy Corporation (a)	65,183	10,518,581
Infinity Natural Resources, Inc. - Class A (a)	513,629	6,759,358
Magnolia Oil & Gas Corporation - Class A	661,051	16,995,621

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Energy - 7.0% (Continued)
Oil & Gas Producers - 5.9% (Continued)
Par Pacific Holdings, Inc. (a)	197,398	$ 16,982,150
		51,255,710
Oil & Gas Services & Equipment - 1.1%
Expro Ltd. (a)	617,354	9,846,796

Financials - 22.7%
Banking - 17.6%
City Holding Company	120,842	17,535,383
FB Financial Corporation	311,643	18,817,004
First Bancorp	286,680	18,023,572
National Bank Holdings Corporation - Class A	318,237	13,744,656
Nicolet Bankshares, Inc.	109,497	18,715,227
Renasant Corporation	415,698	18,111,962
Seacoast Banking Corporation of Florida	552,898	19,207,676
Simmons First National Corporation - Class A	741,393	17,489,461
Stock Yards Bancorp, Inc.	150,822	12,834,952
		154,479,893
Institutional Financial Services - 2.9%
Perella Weinberg Partners	446,859	7,887,061
Piper Sandler Companies	228,480	17,318,784
		25,205,845
Insurance - 2.2%
Baldwin Insurance Group, Inc. (The) (a)	379,515	10,527,746
Skyward Specialty Insurance Group, Inc. (a)	142,194	8,524,531
		19,052,277
Health Care - 4.5%
Biotech & Pharma - 1.1%
Prestige Consumer Healthcare, Inc. (a)	188,608	9,471,894

Health Care Facilities & Services - 1.2%
Addus HomeCare Corporation (a)	90,562	10,458,100

Medical Equipment & Devices - 2.2%
Merit Medical Systems, Inc. (a)	227,474	19,337,564

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 20.5%
Aerospace & Defense - 3.0%
AAR Corporation (a)	95,758	$ 13,409,950
Astronics Corporation (a)	128,052	8,898,333
York Space Systems, Inc. (a)	243,664	3,589,171
		25,897,454
Electrical Equipment - 6.1%
Atmus Filtration Technologies, Inc.	349,186	18,028,473
Bel Fuse, Inc. - Class B	68,346	18,588,062
Hayward Holdings, Inc. (a)	1,082,930	16,384,731
		53,001,266
Engineering & Construction - 3.0%
Everus Construction Group, Inc. (a)	96,134	12,058,088
MYR Group, Inc. (a)	42,975	14,320,129
		26,378,217
Industrial Intermediate Products - 3.5%
AZZ, Inc.	88,778	12,847,952
Standex International Corporation	58,741	17,416,707
		30,264,659
Industrial Support Services - 1.2%
Rush Enterprises, Inc. - Class A	130,099	10,380,599

Machinery - 1.0%
Alamo Group, Inc.	57,551	9,155,213

Transportation & Logistics - 0.8%
ArcBest Corporation	51,006	7,362,716

Transportation Equipment - 1.9%
Blue Bird Corporation (a)	226,220	16,828,506

Materials - 8.6%
Chemicals - 3.0%
Hawkins, Inc.	69,680	8,921,130
Sensient Technologies Corporation	142,565	17,631,014
		26,552,144

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Materials - 8.6% (Continued)
Construction Materials - 2.8%
Knife River Corporation (a)	219,992	$ 16,096,815
Trex Company, Inc. (a)	193,662	8,397,184
		24,493,999
Metals & Mining - 2.8%
Centerra Gold, Inc.	890,893	15,314,451
Constellium SE (a)	326,536	9,071,170
		24,385,621
Real Estate - 9.0%
Real Estate Services - 1.0%
Newmark Group, Inc. - Class A	564,659	8,467,062

REITs - 8.0%
COPT Defense Properties	469,103	17,807,150
Curbline Properties Corporation	558,260	17,105,086
Four Corners Property Trust, Inc.	521,193	13,342,541
LXP Industrial Trust	71,912	4,352,833
Urban Edge Properties	755,176	17,112,288
		69,719,898
Technology - 5.5%
Semiconductors - 4.2%
IPG Photonics Corporation (a)	154,562	13,147,044
Power Integrations, Inc.	176,333	10,705,176
Veeco Instruments, Inc. (a)	268,153	13,407,650
		37,259,870
Software - 1.3%
BlackLine, Inc. (a)	351,896	11,049,535

Utilities - 4.9%
Electric Utilities - 3.0%
Avista Corporation	324,215	13,114,497
MGE Energy, Inc.	162,843	12,950,904
		26,065,401

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Utilities - 4.9% (Continued)
Gas & Water Utilities - 1.9%
MDU Resources Group, Inc.	854,974	$ 17,056,731

Total Common Stocks (Cost $681,992,617)		$ 864,452,536

MONEY MARKET FUNDS - 1.5%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (b) (Cost $12,815,459)	12,815,459	$ 12,815,459

Investments at Value - 100.3% (Cost $694,808,076)		$ 877,267,995

Liabilities in Excess of Other Assets - (0.3%)		(2,456,986)

Net Assets - 100.0%		$ 874,811,009

SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2026.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 9.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 4.0%
U.S. Treasury Bonds	4.375%	08/15/43	$ 5,250,000	$ 4,731,563
U.S. Treasury Bonds	4.625%	02/15/46	4,750,000	4,361,094
U.S. Treasury Bonds	5.000%	05/15/46	5,250,000	5,061,328
U.S. Treasury Bonds	4.625%	02/15/55	5,000,000	4,507,617
U.S. Treasury Bonds	4.750%	05/15/55	5,650,000	5,199,103
				23,860,705
U.S. Treasury Notes - 5.0%
U.S. Treasury Notes	3.875%	04/30/31	2,160,000	2,107,013
U.S. Treasury Notes	4.125%	11/15/32	1,310,000	1,279,450
U.S. Treasury Notes	4.375%	05/15/34	5,000,000	4,910,352
U.S. Treasury Notes	4.250%	08/15/35	5,500,000	5,312,440
U.S. Treasury Notes	4.000%	11/15/35	5,500,000	5,200,938
U.S. Treasury Notes	4.125%	02/15/36	3,855,000	3,674,899
U.S. Treasury Notes	4.750%	08/15/55	2,500,000	2,301,270
U.S. Treasury Notes	4.625%	11/15/55	5,000,000	4,510,156
				29,296,518

Total U.S. Government & Agencies (Cost $55,337,507)				$ 53,157,223

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.5%
FHLMC, Series 2021-HQA1, Class B-2, 144A (a)	8.616%	08/25/33	$ 2,145,000	$ 2,554,699
FHLMC, Pool #SD8275	4.500%	12/01/52	2,276,314	2,148,320
FHLMC, Pool #SD8288	5.000%	01/01/53	2,200,513	2,137,425
FHLMC, Pool #SD2605	5.500%	04/01/53	2,094,861	2,090,221
				8,930,665
Federal National Mortgage Association - 0.6%
FNMA, Pool #FS3394	4.000%	10/01/52	2,413,126	2,210,607
FNMA, Pool #MA5192	6.500%	11/01/53	1,554,977	1,602,944
				3,813,551

Total Collateralized Mortgage Obligations (Cost $12,805,389)				$ 12,744,216

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 5.4%	Coupon	Maturity	Par Value	Value
Communications - 0.3%
GDS Holdings Ltd.	2.250%	06/01/32	$ 1,310,000	$ 1,677,885

Consumer Discretionary - 1.5%
Alibaba Group Holding Ltd.	0.500%	06/01/31	4,430,000	6,111,186
Meritage Homes Corporation	1.750%	05/15/28	2,680,000	2,649,180
				8,760,366
Energy - 0.3%
Northern Oil and Gas, Inc.	3.625%	04/15/29	1,950,000	1,933,967

Industrials - 0.6%
BWX Technologies, Inc., 144A	0.000%	11/01/30	3,960,000	3,816,123

Real Estate - 1.1%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	3,750,000	3,665,625
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	2,045,000	2,687,282
				6,352,907
Technology - 0.3%
MARA Holdings, Inc., 144A	0.000%	08/01/32	1,915,000	1,712,872

Utilities - 1.3%
CenterPoint Energy, Inc., 144A	2.875%	05/15/29	4,270,000	4,234,986
NextEra Energy Capital Holdings, Inc.	3.000%	03/01/27	2,920,000	3,787,240
				8,022,226

Total Convertible Bonds (Cost $32,043,380)				$ 32,276,346

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.6%	Coupon	Maturity	Par Value	Value
Communications - 3.1%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 3,050,000	$ 3,002,080
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,346,415
Charter Communications Operating, LLC	6.484%	10/23/45	3,750,000	3,240,560
Meta Platforms, Inc.	6.300%	05/15/56	3,060,000	2,799,927
Photo Holdings, LLC, 144A	12.000%	07/01/31	2,600,000	2,678,648
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	2,566,000	2,631,366
ViacomCBS, Inc. (a)	6.375%	03/30/62	2,220,000	1,836,614
				18,535,610
Consumer Discretionary - 1.6%
Amazon.com, Inc.	6.250%	07/09/66	1,995,000	1,905,612
Century Communities, Inc., 144A	6.625%	09/15/33	1,289,000	1,292,580
Cinemark USA, Inc., 144A	7.000%	08/01/32	1,550,000	1,588,911
Mohegan Escrow Issuer, LLC, 144A	8.250%	04/15/30	1,425,000	1,482,175
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc., 144A	6.625%	05/01/32	1,550,000	1,561,898
Staples, Inc., 144A	10.750%	09/01/29	1,550,000	1,483,724
				9,314,900
Consumer Staples - 1.2%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,026,888
Pilgrim's Pride Corporation	6.250%	07/01/33	3,000,000	3,081,023
				7,107,911
Energy - 3.9%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,764,151
Enbridge, Inc.	7.200%	06/27/54	2,515,000	2,647,654
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	2,500,000	2,561,798
Northern Oil and Gas, Inc., 144A	7.875%	10/15/33	3,667,000	3,669,725
Phillips 66 Company, Series B	6.200%	03/15/56	1,780,000	1,772,453
Sempra	6.400%	10/01/54	3,000,000	2,985,212
Sunoco, L.P., 144A, Series A	7.875%	03/18/45	1,460,000	1,496,299
TransCanada Trust	5.600%	03/07/82	2,918,000	2,857,763
W&T Offshore, Inc., 144A	10.750%	02/01/29	1,425,000	1,476,428
				23,231,483

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.7%
Ally Financial, Inc.	6.992%	06/13/29	$ 3,175,000	$ 3,280,763
Bank of America Corporation	6.250%	10/15/35	3,055,000	3,059,149
Bank of America Corporation	5.518%	10/25/35	3,140,000	3,097,155
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,392,200
Barclays plc	7.385%	11/02/28	2,845,000	2,932,122
Barclays plc (b)	8.000%	12/31/49	3,150,000	3,316,374
Blue Owl Capital Corporation	6.300%	08/15/31	565,000	556,920
BNP Paribas, 144A (H15T5Y + 313) (a)(b)	7.450%	12/27/49	2,750,000	2,787,100
Capital One Financial Corporation (SOFR + 307) (a)	7.624%	10/30/31	2,560,000	2,779,788
Citigroup, Inc.	6.174%	05/25/34	2,065,000	2,115,709
Citigroup, Inc. (a)(b)	7.200%	12/31/49	3,330,000	3,393,889
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,786,563
First Citizens BancShares, Inc., Series D (b)	7.000%	12/31/49	2,880,000	2,893,670
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	1,925,000	1,867,722
Golub Capital Private Credit Fund, 144A	5.600%	04/15/31	3,800,000	3,619,855
HSBC Holdings plc (b)	8.000%	12/31/49	3,455,000	3,567,184
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,550,000	1,552,837
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,416,701
Lincoln National Corporation (b)	9.250%	12/31/49	2,065,000	2,158,410
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,428,246
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	1,830,000	1,839,566
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	2,997,281
Old National Bancorp	5.768%	02/15/36	3,000,000	2,971,171
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,910,329
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,453,687
SBL Holdings, Inc., 144A	7.200%	10/30/34	3,600,000	3,309,970
Sixth Street Lending Partners	5.750%	01/15/30	2,085,000	2,058,834
State Street Corporation (a)(b)	6.700%	12/31/49	4,000,000	4,089,227
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,617,507
				81,249,929

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 0.7%
Community Health Systems, Inc., 144A	10.875%	01/15/32	$ 1,539,000	$ 1,623,316
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,116,257
				3,739,573
Industrials - 0.9%
Sabre Financial Borrower, LLC, 144A	11.125%	06/15/29	2,425,000	2,551,869
Space Exploration Technologies Corporation, 144A	5.875%	07/15/36	3,165,000	2,956,374
				5,508,243
Materials - 0.3%
Celanese US Holdings, LLC	6.850%	11/15/28	1,543,000	1,600,614
LYB International Finance III, LLC	5.125%	01/15/31	180,000	178,370
				1,778,984
Real Estate - 1.2%
Kimco Realty OP, LLC	4.850%	03/01/35	2,545,000	2,443,422
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	3,000,000	3,048,465
Rithm Capital Corporation, 144A	8.000%	04/01/29	1,550,000	1,562,093
				7,053,980
Technology - 1.7%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,584,779
Flex Ltd.	6.000%	01/15/28	2,735,000	2,771,444
HP, Inc.	6.100%	04/25/35	1,435,000	1,467,909
International Business Machines Corporation	5.700%	02/10/55	1,675,000	1,472,719
Oracle Corporation	4.800%	09/26/32	1,110,000	1,020,126
Oracle Corporation	6.700%	02/04/56	2,210,000	1,940,548
				10,257,525
Utilities - 1.3%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	2,880,000	2,897,029
Georgia Power Company	5.250%	03/15/34	2,785,000	2,773,550
San Diego Gas & Electric Company, Series CCCC	5.400%	04/15/35	2,030,000	2,018,948
San Diego Gas & Electric Company, Series EEEE	5.950%	03/15/56	210,000	201,805
				7,891,332

Total Corporate Bonds (Cost $173,561,697)				$ 175,669,470

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN GOVERNMENTS - 0.7%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds (Cost $3,917,975)	7.375%	05/13/55	$ 3,980,000	$ 4,029,750

COMMON STOCKS - 43.7%			Shares	Value
Communications - 2.3%
Internet Media & Services - 2.3%
Alphabet, Inc. - Class A			38,919	$ 13,860,223

Consumer Discretionary - 1.4%
E-Commerce Discretionary - 0.8%
Amazon.com, Inc. (c)			17,314	4,702,136

Retail - Discretionary - 0.6%
TJX Companies, Inc. (The)			24,350	3,831,229

Consumer Staples - 2.0%
Beverages - 0.5%
Coca-Cola Company (The)			36,928	3,234,524

Retail - Consumer Staples - 0.8%
Walmart, Inc.			39,507	4,393,178

Tobacco & Cannabis - 0.7%
Philip Morris International, Inc.			21,993	4,196,704

Energy - 4.7%
Oil & Gas Producers - 4.0%
Chevron Corporation			15,183	2,988,470
Energy Transfer, L.P.			326,859	6,654,849
Enterprise Products Partners, L.P.			244,688	9,310,379
Kinder Morgan, Inc.			139,640	4,493,615
				23,447,313
Oil & Gas Services & Equipment - 0.7%
SLB Ltd.			89,649	4,445,694

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.7% (Continued)	Shares	Value
Financials - 8.2%
Asset Management - 1.0%
Blue Owl Capital, Inc.	578,803	$ 5,961,671

Banking - 3.8%
JPMorgan Chase & Company	22,704	7,987,040
SouthState Bank Corporation	59,840	6,288,586
Wells Fargo & Company	96,053	8,303,782
		22,579,408
Institutional Financial Services - 2.5%
Evercore, Inc. - Class A	16,987	5,445,353
Goldman Sachs Group, Inc. (The)	4,932	5,022,650
Morgan Stanley	21,046	4,428,499
		14,896,502
Specialty Finance - 0.9%
Capital One Financial Corporation	23,338	4,877,875

Health Care - 3.9%
Biotech & Pharma - 3.1%
Gilead Sciences, Inc.	79,859	10,398,441
Johnson & Johnson	32,252	8,267,800
		18,666,241
Medical Equipment & Devices - 0.8%
Thermo Fisher Scientific, Inc.	8,114	4,659,870

Industrials - 4.7%
Aerospace & Defense - 2.2%
General Dynamics Corporation	17,598	6,747,425
Lockheed Martin Corporation	10,988	6,403,147
		13,150,572
Electrical Equipment - 0.9%
Honeywell International, Inc. (c)	12,267	2,981,373
X-Energy, Inc. (c)	149,981	2,446,190
		5,427,563
Machinery - 0.5%
Stanley Black & Decker, Inc.	31,566	2,985,512

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.7% (Continued)	Shares	Value
Industrials - 4.7% (Continued)
Transportation & Logistics - 1.1%
Fedex Freight Holding Company, Inc. (c)	45,430	$ 6,384,278

Materials - 2.0%
Metals & Mining - 2.0%
Barrick Mining Corporation	122,657	4,505,192
Freeport-McMoRan, Inc.	70,330	4,404,768
Southern Copper Corporation	17,260	3,153,598
		12,063,558
Real Estate - 3.0%
REITs - 3.0%
Curbline Properties Corporation	100,708	3,085,693
Essex Property Trust, Inc.	12,567	3,570,787
Prologis, Inc.	30,766	4,449,071
Ventas, Inc.	69,355	6,485,387
		17,590,938
Technology - 9.9%
Semiconductors - 2.8%
NVIDIA Corporation	59,954	12,035,766
QUALCOMM, Inc.	30,261	4,466,826
		16,502,592
Software - 1.7%
Microsoft Corporation	21,700	10,084,424

Technology Hardware - 3.9%
Apple, Inc.	18,056	5,577,679
Cisco Systems, Inc.	66,988	7,769,938
Dell Technologies, Inc. - Class C	24,176	9,800,225
		23,147,842
Technology Services - 1.5%
FactSet Research Systems, Inc.	20,906	5,502,459
International Business Machines Corporation	14,495	3,241,807
		8,744,266

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.7% (Continued)	Shares	Value
Utilities - 1.6%
Electric Utilities - 1.6%
Alliant Energy Corporation	45,786	$ 3,240,733
WEC Energy Group, Inc.	56,205	6,149,951
		9,390,684

Total Common Stocks (Cost $178,963,034)		$ 259,224,797

EXCHANGE-TRADED FUNDS - 5.7%	Shares	Value
iShares MSCI Emerging Markets ETF	73,440	$ 4,706,770
JPMorgan Equity Premium Income ETF	92,836	5,331,571
JPMorgan Nasdaq Equity Premium Income ETF	125,047	7,283,988
Westwood Enhanced Income Opportunity ETF (d)	648,210	16,431,151
Total Exchange-Traded Funds (Cost $30,797,790)		$ 33,753,480

PREFERRED STOCKS - 2.5%	Shares	Value
Communications - 0.9%
Internet Media & Services - 0.9%
Alphabet, Inc., 6.25%, 05/19/2029 - Series A	106,100	$ 5,321,976

Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Company (The), 6.00%, 10/15/2027	71,350	4,766,894

Technology - 0.8%
Technology Hardware - 0.8%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	37,400	4,657,422

Total Preferred Stocks (Cost $11,007,002)		$ 14,746,292

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (e) (Cost $5,148,026)	5,148,026	$ 5,148,026

Investments at Value - 99.6% (Cost $503,581,800)		$ 590,749,600

Other Assets in Excess of Liabilities - 0.4%		2,478,151

Net Assets - 100.0%		$ 593,227,751

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $84,687,076 as of July 31, 2026, representing 14.3% of net assets.
H15T5Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
plc	- Public Limited Company
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
SOFR	- Secured Overnight Financing Rate
S.p.A.	- Societa per azioni

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has a perpetual maturity date.
(c)	Non-income producing security.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of July 31, 2026.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Currency Futures
CME Euro Foreign Exchange Currency Future	75	9/14/2026	$ 10,828,125	$ (34,978)

Interest Rate Futures
10-Year U.S. Treasury Note Future	60	9/21/2026	6,582,188	(79,874)
2-Year U.S. Treasury Note Future	115	9/30/2026	23,645,078	(61,427)
5-Year U.S. Treasury Note Future	342	9/30/2026	36,243,984	(241,472)
CME Ultra Long-Term U.S. Treasury Bond Future	95	9/21/2026	10,420,313	(294,950)
			76,891,563	(677,723)

Total Futures Contracts			$ 87,719,688	$ (712,701)

The average monthly notional value of futures contracts during the nine months ended July 31, 2026 was $88,568,228.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 6.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 3.4%
U.S. Treasury Bills	3.820%	09/24/26	$ 2,000,000	$ 1,989,350
U.S. Treasury Bills	3.684%	12/24/26	2,000,000	1,969,577
				3,958,927
U.S. Treasury Notes - 2.6%
U.S. Treasury Notes	4.000%	03/31/30	1,035,000	1,020,769
U.S. Treasury Notes	3.875%	07/31/30	1,000,000	980,039
U.S. Treasury Notes	4.625%	02/15/35	1,035,000	1,030,108
				3,030,916

Total U.S. Government & Agencies (Cost $7,095,049)				$ 6,989,843

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.5%
FHLMC, Series 2021-HQA1, Class B-2, 144A (b)	8.616%	08/25/33	$ 460,000	$ 547,861
FHLMC, Pool #SD8275	4.500%	12/01/52	424,657	400,779
FHLMC, Pool #SD8288	5.000%	01/01/53	410,712	398,937
FHLMC, Pool #SD2605	5.500%	04/01/53	392,786	391,916
				1,739,493
Federal National Mortgage Association - 0.3%
FNMA, Pool #FS3394	4.000%	10/01/52	450,978	413,130

Total Collateralized Mortgage Obligations (Cost $2,170,462)				$ 2,152,623

CONVERTIBLE BONDS - 2.8%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	$ 1,000,000	$ 996,297
Redwood Trust, Inc.	7.750%	06/15/27	1,000,000	1,010,000
				2,006,297
Industrials - 0.4%
BWX Technologies, Inc., 144A	0.000%	11/01/30	500,000	481,834

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 2.8% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 0.7%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	$ 815,000	$ 796,662

Total Convertible Bonds (Cost $3,308,671)				$ 3,284,793

CORPORATE BONDS - 59.0%	Coupon	Maturity	Par Value	Value
Communications - 10.6%
Advantage Sales & Marketing, Inc., 144A	9.000%	11/15/30	$ 1,000,000	$ 878,290
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	360,000	354,344
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	965,603
Clear Channel Outdoor Holdings, Inc., 144A	7.875%	04/01/30	1,000,000	1,038,495
Dotdash Meredith, Inc., 144A	7.625%	06/15/32	750,000	703,891
E.W. Scripps Company (The), 144A	9.875%	08/15/30	1,000,000	880,238
Getty Images, Inc., 144A	11.250%	02/21/30	1,000,000	784,432
Gray Media, Inc., 144A	7.250%	08/15/33	1,000,000	989,038
iHeartCommunications, Inc., 144A	7.750%	08/15/30	500,000	438,545
Muvico, LLC, 144A	15.000%	02/19/29	1,054,205	1,157,679
Nexstar Media, Inc., 144A	6.500%	09/15/33	1,000,000	995,004
Photo Holdings, LLC, 144A	12.000%	07/01/31	1,333,000	1,373,322
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	919,000	942,411
ViacomCBS, Inc. (b)	6.375%	03/30/62	1,000,000	827,304
				12,328,596
Consumer Discretionary - 7.8%
Amazon.com, Inc.	6.250%	07/09/66	415,000	396,405
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,000,000	1,014,232
Century Communities, Inc., 144A	6.625%	09/15/33	691,000	692,919
Cinemark USA, Inc., 144A	7.000%	08/01/32	1,000,000	1,025,104
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,072,543
Michael's Companies, Inc., 144A	8.500%	03/15/33	1,000,000	990,758
Mohegan Escrow Issuer, LLC, 144A	8.250%	04/15/30	1,000,000	1,040,123
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc., 144A	6.625%	05/01/32	1,000,000	1,007,676

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 59.0% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.8% (Continued)
Staples, Inc., 144A	10.750%	09/01/29	$ 1,000,000	$ 957,241
Whirlpool Corporation, 144A	7.875%	07/01/34	1,000,000	945,128
				9,142,129
Consumer Staples - 1.7%
B&G Foods, Inc., 144A	11.000%	06/15/31	1,500,000	1,331,350
BAT Capital Corporation	7.750%	10/19/32	552,000	621,600
				1,952,950
Energy - 8.7%
CVR Energy, Inc., 144A	7.500%	02/15/31	1,000,000	1,013,245
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	426,160
Enbridge, Inc.	7.200%	06/27/54	525,000	552,691
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	525,000	537,978
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	1,015,302
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	1,027,131
Northern Oil and Gas, Inc., 144A	7.875%	10/15/33	1,333,000	1,333,990
PBF Holding Company, LLC / PBF Finance Corporation, 144A	9.875%	03/15/30	1,000,000	1,071,454
Phillips 66 Company, Series B	6.200%	03/15/56	385,000	383,368
Plains All American Pipeline, L.P. / PAA Finance Corporation	5.600%	01/15/36	40,000	39,305
Seadrill Finance Ltd., 144A	6.750%	07/15/34	1,000,000	962,796
Sempra (c)	6.400%	10/01/54	450,000	447,782
Sunoco, L.P., 144A, Series A	7.875%	03/18/45	315,000	322,832
TransCanada Trust	5.600%	03/07/82	478,000	468,133
W&T Offshore, Inc., 144A	10.750%	02/01/29	500,000	518,045
				10,120,212
Financials - 11.2%
Ally Financial, Inc.	6.992%	06/13/29	590,000	609,654
Ares Capital Corporation	7.000%	01/15/27	735,000	742,150
Aviation Group PTE Ltd., 144A, Series 1	8.500%	05/15/31	1,000,000	939,922
Baldwin Insurance Group Holdings, LLC, 144A	7.125%	05/15/31	500,000	504,222
Bank of America Corporation	6.250%	10/15/35	650,000	650,883

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 59.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.2% (Continued)
Bank of America Corporation	5.518%	10/25/35	$ 635,000	$ 626,336
Barclays plc	7.385%	11/02/28	515,000	530,771
Blue Owl Capital Corporation	6.300%	08/15/31	105,000	103,498
Blue Owl Credit Income Corporation	5.800%	03/15/30	500,000	485,294
First Citizens BancShares, Inc., Series D (c)	7.000%	12/31/49	525,000	527,492
Golub Capital Private Credit Fund, 144A	5.600%	04/15/31	920,000	876,386
HSBC Holdings plc (c)	8.000%	12/31/49	615,000	634,969
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,250,000	1,252,288
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	404,657
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	450,000	452,352
Old National Bancorp	5.768%	02/15/36	540,000	534,811
Queen MergerCo, Inc., 144A	6.750%	04/30/32	1,000,000	1,021,581
SBL Holdings, Inc., 144A	7.200%	10/30/34	725,000	666,591
Sixth Street Lending Partners	5.750%	01/15/30	500,000	493,725
SouthState Corporation	7.000%	06/13/35	535,000	554,249
State Street Corporation (b)(c)	6.700%	12/31/49	475,000	485,596
				13,097,427
Health Care - 2.8%
1261229 BC Ltd., 144A	10.000%	04/15/32	1,000,000	1,022,207
Bausch Health Companies, Inc., 144A	7.000%	01/15/28	750,000	682,500
Bausch Health Companies, Inc., 144A	14.000%	10/15/30	500,000	453,992
Community Health Systems, Inc., 144A	10.875%	01/15/32	1,079,000	1,138,114
				3,296,813
Industrials - 7.1%
Alta Equipment Group, Inc., 144A	9.000%	06/01/29	1,000,000	954,673
Core & Main, L.P., 144A	6.000%	07/01/34	500,000	497,107
CoreCivic, Inc.	8.250%	04/15/29	500,000	519,110
Donnelley RR & Sons Company, 144A	9.500%	08/01/29	750,000	777,280
Donnelley RR & Sons Company, 144A	10.875%	08/01/29	500,000	509,921
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,042,588
GEO Group, Inc.	10.250%	04/15/31	667,000	719,240
McDermott International Ltd., 144A	10.500%	07/16/31	625,000	625,747

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 59.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 7.1% (Continued)
Sabre Financial Borrower, LLC, 144A	11.125%	06/15/29	$ 1,000,000	$ 1,052,317
Space Exploration Technologies Corporation, 144A	5.875%	07/15/36	620,000	579,132
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,007,520
				8,284,635
Materials - 1.7%
Ardagh Group S.A., 144A	12.000%	12/01/30	1,035,750	958,922
LYB International Finance III, LLC	5.125%	01/15/31	35,000	34,683
Mativ Holdings, Inc., 144A	8.000%	10/01/29	1,000,000	990,087
				1,983,692
Real Estate - 4.1%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	750,205
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,015,628
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	1,000,000	1,016,155
Rithm Capital Corporation, 144A	8.000%	04/01/29	1,000,000	1,007,802
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	973,773
				4,763,563
Technology - 3.3%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	412,477
Flex Ltd.	6.000%	01/15/28	745,000	754,927
HP, Inc.	6.100%	04/25/35	295,000	301,765
International Business Machines Corporation	5.700%	02/10/55	300,000	263,771
Oracle Corporation	5.350%	05/04/33	1,000,000	938,416
Oracle Corporation	6.700%	02/04/56	345,000	302,936
Xerox Corporation, 144A	10.250%	10/15/30	1,000,000	902,500
				3,876,792

Total Corporate Bonds (Cost $69,009,621)				$ 68,846,809

FOREIGN GOVERNMENTS - 1.3%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds	7.375%	05/13/55	$ 750,000	$ 759,375
Republic of South Africa Government Bonds	5.875%	04/20/32	695,000	702,404
Total Foreign Governments (Cost $1,433,312)				$ 1,461,779

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.1%	Shares	Value
Communications - 1.7%
Entertainment Content - 0.3%
Walt Disney Company (The)	4,272	$ 410,924

Internet Media & Services - 1.4%
Alphabet, Inc. - Class A	4,533	1,614,337

Consumer Discretionary - 1.2%
Retail - Discretionary - 1.2%
Home Depot, Inc. (The)	1,277	423,913
TJX Companies, Inc. (The)	5,734	902,187
		1,326,100
Consumer Staples - 1.0%
Tobacco & Cannabis - 1.0%
Altria Group, Inc.	9,100	621,803
Philip Morris International, Inc.	2,736	522,084
		1,143,887
Energy - 1.7%
Oil & Gas Producers - 1.7%
Devon Energy Corporation	5,780	260,851
Energy Transfer, L.P.	38,174	777,223
Enterprise Products Partners, L.P.	15,152	576,534
Kinder Morgan, Inc.	11,940	384,229
		1,998,837
Financials - 2.4%
Asset Management - 0.3%
Blue Owl Capital, Inc.	39,220	403,966

Banking - 2.1%
PNC Financial Services Group, Inc. (The)	2,443	610,433
SouthState Bank Corporation	3,280	344,695
Sumitomo Mitsui Financial Group, Inc. - ADR	32,755	847,699
Wells Fargo & Company	6,771	585,353
		2,388,180
Health Care - 1.9%
Biotech & Pharma - 1.9%
Amgen, Inc.	1,088	419,054

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.1% (Continued)	Shares	Value
Health Care - 1.9% (Continued)
Biotech & Pharma - 1.9% (Continued)
Gilead Sciences, Inc.	6,948	$ 904,699
Johnson & Johnson	3,253	833,907
		2,157,660
Industrials - 2.3%
Aerospace & Defense - 1.3%
General Dynamics Corporation	2,439	935,161
Lockheed Martin Corporation	1,088	634,021
		1,569,182
Machinery - 1.0%
Stanley Black & Decker, Inc.	12,129	1,147,161

Materials - 1.0%
Metals & Mining - 1.0%
Barrick Mining Corporation	18,621	683,949
Southern Copper Corporation	2,839	518,734
		1,202,683
Real Estate - 2.3%
REITs - 2.3%
Essex Property Trust, Inc.	1,309	371,939
Prologis, Inc.	4,127	596,805
Public Storage	1,468	475,882
Urban Edge Properties	23,164	524,896
Ventas, Inc.	7,019	656,347
		2,625,869
Technology - 3.8%
Semiconductors - 1.2%
NVIDIA Corporation	6,819	1,368,914

Software - 0.6%
Microsoft Corporation	1,634	759,353

Technology Hardware - 1.0%
Cisco Systems, Inc.	10,435	1,210,356

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.1% (Continued)	Shares	Value
Technology - 3.8% (Continued)
Technology Services - 1.0%
FactSet Research Systems, Inc.	2,541	$ 668,791
International Business Machines Corporation	1,985	443,945
		1,112,736
Utilities - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corporation	6,822	482,861
WEC Energy Group, Inc.	4,217	461,424
		944,285

Total Common Stocks (Cost $16,020,110)		$ 23,384,430

EXCHANGE-TRADED FUNDS - 4.4%	Shares	Value
JPMorgan Equity Premium Income ETF	9,048	$ 519,627
JPMorgan Nasdaq Equity Premium Income ETF	16,648	969,746
Westwood Enhanced Income Opportunity ETF (d)	125,334	3,177,029
Westwood Salient Enhanced Energy Income ETF (d)	16,752	402,306
Total Exchange-Traded Funds (Cost $4,769,622)		$ 5,068,708

PREFERRED STOCKS - 2.8%	Shares	Value
Communications - 0.8%
Internet Media & Services - 0.8%
Alphabet, Inc., 6.25%, 05/19/2029 - Series A	19,750	$ 990,660

Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Company (The), 6.00%, 10/15/2027	13,350	891,914

Real Estate - 0.4%
Apartments - 0.4%
Vinebrook Homes Trust, Inc., 9.50% - Series B (e)	20,000	500,000

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.8% (Continued)	Shares	Value
Technology - 0.8%
Technology Hardware - 0.8%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	7,300	$ 909,069

Total Preferred Stocks (Cost $2,570,103)		$ 3,291,643

WARRANTS - 0.0% (f)	Shares	Value
Communications - 0.0% (f)
Publishing & Broadcasting - 0.0% (f)
Audacy 2nd Lien Warrants (e)	906	$ 0
Audacy 2nd Lien Warrants (e)	5,433	0
Audacy Special Warrants (e)	4,483	17,932
Total Warrants (Cost $103,500)		$ 17,932

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (g) (Cost $1,191,585)	1,191,585	$ 1,191,585

Investments at Value - 99.2% (Cost $107,672,035)		$ 115,690,145

Other Assets in Excess of Liabilities - 0.8%		931,588

Net Assets - 100.0%		$ 116,621,733

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $48,474,391 as of July 31, 2026, representing 41.6% of net assets.
ADR	- American Depositary Receipt
H15T5Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
SOFR	- Secured Overnight Financing Rate
S.p.A.	- Societa per azioni

(a)	The rate shown is the annualized yield at time of purchase.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security has a perpetual maturity date.
(d)	Affiliated Fund.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of July 31, 2026.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Currency Futures
CME Euro Foreign Exchange Currency Future	15	9/14/2026	$ 2,165,625	$ (6,996)

Interest Rate Futures
10-Year U.S. Treasury Note Future	37	9/21/2026	4,059,016	(49,256)
CME Ultra Long-Term U.S. Treasury Bond Future	63	9/21/2026	6,910,313	(195,598)
			10,969,329	(244,854)

Total Futures Contracts			$ 13,134,954	$ (251,850)

The average monthly notional value of futures contracts during the nine months ended July 31, 2026 was $13,743,627.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

CONVERTIBLE BONDS - 86.7%	Coupon	Maturity	Par Value	Value
Communications - 6.5%
DoorDash, Inc.	0.000%	05/15/30	$ 2,000,000	$ 2,015,000
Liberty Media Corporation	2.250%	08/15/27	1,500,000	1,890,000
Liberty Media Corporation	3.750%	03/15/28	3,000,000	3,418,500
Trip.com Group Ltd., 144A *	0.750%	06/15/29	2,000,000	2,048,643
Uber Technologies, Inc.	0.875%	12/01/28	2,054,000	2,420,639
				11,792,782
Consumer Discretionary - 9.1%
Alibaba Group Holding Ltd.	0.500%	06/01/31	2,500,000	3,448,750
Cheesecake Factory, Inc. (The)	2.000%	03/15/30	2,000,000	3,042,000
Etsy, Inc.	1.000%	06/15/30	2,500,000	3,037,500
JD.com, Inc.	0.250%	06/01/29	2,500,000	2,601,250
Live Nation Entertainment, Inc. *	2.875%	01/15/30	2,500,000	2,891,250
Meritage Homes Corporation	1.750%	05/15/28	1,500,000	1,482,750
				16,503,500
Consumer Staples - 0.9%
Post Holdings, Inc.	2.500%	08/15/27	1,500,000	1,566,000

Energy - 5.2%
CMS Energy Corporation *	3.375%	05/01/28	2,750,000	2,975,500
Northern Oil and Gas, Inc.	3.625%	04/15/29	2,900,000	2,876,157
Solaris Energy Infrastructure, Inc.	0.250%	10/01/31	3,000,000	3,551,250
				9,402,907
Financials - 2.2%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	996,297
Core Scientific, Inc., 144A	3.000%	09/01/29	700,000	1,434,860
Redwood Trust, Inc.	7.750%	06/15/27	1,500,000	1,515,000
				3,946,157
Health Care - 18.0%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,100,000	2,169,930
BridgeBio Pharma, Inc.	2.250%	02/01/29	3,500,000	3,971,450
Dexcom, Inc.	0.375%	05/15/28	1,500,000	1,422,000
Halozyme Therapeutics, Inc., 144A	0.875%	11/15/32	2,500,000	2,822,500
Jazz Investments I Ltd.	3.125%	09/15/30	2,000,000	3,521,000
Lantheus Holdings, Inc.	2.625%	12/15/27	1,000,000	1,309,500
Ligand Pharmaceuticals, Inc., 144A	0.750%	10/01/30	2,500,000	3,972,750

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 86.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 18.0% (Continued)
Merit Medical Systems, Inc.	3.000%	02/01/29	$ 2,500,000	$ 2,921,250
Mirion Technologies, Inc., 144A	0.250%	06/01/30	1,500,000	1,458,750
PTC Therapeutics, Inc., 144A	0.000%	06/15/31	2,000,000	1,919,400
Tandem Diabetes Care, Inc. *	1.500%	03/15/29	2,000,000	2,018,000
Travere Therapeutics, Inc.	0.500%	05/15/32	2,000,000	2,333,200
Zoetis, Inc., 144A *	0.250%	06/15/29	3,000,000	2,749,500
				32,589,230
Industrials - 9.6%
AeroVironment, Inc. *	0.000%	07/15/30	1,000,000	906,000
BWX Technologies, Inc., 144A	0.000%	11/01/30	1,500,000	1,445,501
Fluor Corporation	1.125%	08/15/29	2,250,000	2,911,500
Granite Construction, Inc., 144A	3.250%	06/15/30	2,000,000	3,290,000
Knight-Swift Transportation Holdings, Inc., 144A	1.000%	11/15/31	2,500,000	2,723,750
OSI Systems, Inc. *	2.250%	08/01/29	2,500,000	3,362,250
Tetra Tech, Inc. *	2.250%	08/15/28	2,500,000	2,747,500
				17,386,501
Materials - 2.7%
B2Gold Corporation, 144A	2.750%	02/01/30	2,000,000	2,800,000
MP Materials Corporation, 144A	3.000%	03/01/30	1,000,000	2,039,900
				4,839,900
Real Estate - 2.5%
Welltower OP, LLC, 144A *	3.125%	07/15/29	2,500,000	4,608,750

Technology - 26.2%
Akamai Technologies, Inc.	1.125%	02/15/29	3,500,000	4,124,750
Amkor Technology, Inc., 144A	0.000%	07/15/31	200,000	185,300
Check Point Software Technologies Ltd., 144A	0.000%	12/15/30	2,000,000	1,851,000
Cipher Mining, Inc., 144A	0.000%	10/01/31	1,000,000	1,642,603
Cloudflare, Inc.	0.000%	06/15/30	1,000,000	1,383,881
CommVault Systems, Inc., 144A	0.000%	09/15/30	1,500,000	1,332,944
Datadog, Inc.	0.000%	12/01/29	2,500,000	3,635,000
DigitalOcean Holdings, Inc., 144A	0.000%	08/15/30	1,000,000	3,086,000
Dropbox, Inc.	0.000%	03/01/28	1,000,000	1,095,000
Euronet Worldwide, Inc., 144A	0.625%	10/01/30	2,500,000	2,256,250
Global Payments, Inc.	1.500%	03/01/31	3,500,000	3,227,000

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 86.7% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 26.2% (Continued)
MACOM Technology Solutions Holdings, Inc.	0.000%	12/15/29	$ 1,500,000	$ 2,431,500
Microchip Technology, Inc.	0.750%	06/01/30	3,500,000	3,619,203
MKS Instruments, Inc. *	1.250%	06/01/30	2,200,000	4,504,499
Nutanix, Inc.	0.250%	10/01/27	2,000,000	2,409,000
ON Semiconductor Corporation	0.500%	03/01/29	3,500,000	3,953,250
Snowflake, Inc.	0.000%	10/01/29	2,000,000	3,961,800
Synaptics, Inc. *	0.750%	12/01/31	2,000,000	2,668,000
				47,366,980
Utilities - 3.8%
Alliant Energy Corporation	3.250%	05/30/28	2,500,000	2,641,750
Evergy, Inc.	4.500%	12/15/27	1,000,000	1,359,800
WEC Energy Group, Inc. *	4.375%	06/01/27	2,500,000	2,866,250
				6,867,800

Total Convertible Bonds (Cost $142,818,387)				$ 156,870,507

CORPORATE BONDS - 4.3%	Coupon	Maturity	Par Value	Value
Communications - 0.6%
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	$ 1,000,000	$ 1,025,474

Industrials - 1.6%
Centrus Energy Corporation, 144A *	0.000%	08/15/32	1,300,000	1,368,380
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,563,882
				2,932,262
Materials - 0.3%
Celanese US Holdings, LLC	6.850%	11/15/28	571,000	592,321

Real Estate - 1.8%
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,015,628
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	1,000,000	1,016,154
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,155,897
				3,187,679

Total Corporate Bonds (Cost $7,961,070)				$ 7,737,736

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.7%	Shares	Value
Technology - 0.7%
Software - 0.7%
Oracle Corporation, 6.50%, 01/15/2029 - Series D (Cost $1,592,863)	30,000	$ 1,256,400

MONEY MARKET FUNDS - 6.5%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (a) (Cost $11,718,047)	11,718,047	$ 11,718,047

Investments at Value - 98.2% (Cost $164,090,367)		$ 177,582,690

Other Assets in Excess of Liabilities - 1.8%		3,319,047

Net Assets - 100.0%		$ 180,901,737

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $49,249,934 as of July 31, 2026, representing 27.2% of net assets.

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund. The total value of these securities as of July 31, 2026 was $36,037,614.
(a)	The rate shown is the 7-day effective yield as of July 31, 2026.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
July 31, 2026 (Unaudited)

A list of open OTC swap agreements as of July 31, 2026, is as follows:
Total Return Swap Agreements
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
Short Positions
(1,600)	AeroVironment, Inc.	$ (225,952)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	$ (12,711)
(17,100)	Akamai Technologies, Inc.	(2,052,171)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	85,845
(17,300)	Alibaba Group Holding Ltd.	(2,036,037)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(75,921)
(17,300)	Alliant Energy Corporation	(1,289,715)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	57,845
(2,900)	Alnylam Pharmaceuticals, Inc.	(809,506)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	215,272
(1,100)	Amkor Technology, Inc.	(74,404)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	19,669
(472,500)	B2Gold Corporation	(1,777,770)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	8,361
(20,000)	BridgeBio Pharma, Inc.	(1,653,200)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	53,809
(3,200)	BWX Technologies, Inc.	(566,112)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	27,097
(4,300)	Centrus Energy Corporation - Class A	(673,122)	2.88% OBFR 3.63% minus 75bp	05/17/2027	BNP Paribas	(86,923)
(2,500)	Check Point Software Technologies Ltd.	(330,975)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	13,632
(22,000)	Cheesecake Factory, Inc. (The)	(1,776,938)	2.77% OBFR 3.63% minus 86bp	05/17/2027	BNP Paribas	(452,274)
(51,202)	Cipher Mining, Inc.	(1,049,115)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(92,243)
(3,100)	Cloudflare, Inc.	(846,424)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(17,181)
(18,600)	CMS Energy Corporation	(1,376,772)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	39,764
(3,500)	CommVault Systems, Inc.	(513,520)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	101,688
(54,000)	Core Scientific, Inc.	(1,226,880)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	109,788
(8,300)	Datadog, Inc. - Class A	(2,195,018)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(25,935)
(1,300)	DexCom, Inc.	(94,549)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(13,798)
(24,400)	DigitalOcean Holdings, Inc.	(2,919,460)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	56,714
(3,400)	DoorDash, Inc. - Class A	(646,544)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(19,458)
(10,000)	Dropbox, Inc.	(303,500)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(21,658)
(18,900)	Etsy, Inc.	(1,553,996)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	11,527
(8,800)	Euronet Worldwide, Inc.	(704,704)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	77,286
(13,100)	Evergy, Inc.	(1,119,002)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	33,201
(32,500)	Fluor Corporation	(1,650,025)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	21,904
(8,500)	Global Payments, Inc.	(677,638)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(36,301)
(22,130)	Granite Construction, Inc.	(2,756,513)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	83,463
(20,600)	Halozyme Therapeutics, Inc.	(1,561,892)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(136,156)
(11,400)	Jazz Pharmaceuticals plc	(2,728,248)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(150,381)
(16,900)	JD.com, Inc.	(494,832)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(62,316)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS (Continued)

Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(22,200)	Knight-Swift Transportation Holdings, Inc. - Class A	$(1,633,254)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	$ 92,068
(7,500)	Lantheus Holdings, Inc.	(782,400)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	36,240
(11,900)	Liberty Media Corporation - Liberty Formula One	(1,190,000)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	23,987
(11,200)	Ligand Pharmaceuticals, Inc.	(3,318,112)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	102,499
(9,000)	Live Nation Entertainment, Inc.	(1,609,665)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	44,542
(7,400)	MACOM Technology Solutions Holdings, Inc.	(2,168,348)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	310,851
(15,900)	Merit Medical Systems, Inc.	(1,169,881)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(180,206)
(3,900)	Meritage Homes Corporation	(293,163)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	19,832
(11,600)	Microchip Technology, Inc.	(1,000,616)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	140,443
(42,400)	Mirion Technologies, Inc. - Class A	(692,392)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	58,249
(13,100)	MKS Instruments, Inc.	(4,634,779)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	744,938
(41,800)	MP Materials Corporation	(2,067,428)	3.27% OBFR 3.63% minus 36bp	05/17/2027	BNP Paribas	341,173
(27,600)	Northern Oil and Gas, Inc.	(561,936)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(20,985)
(19,100)	Nutanix, Inc. - Class A	(1,042,669)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(82,903)
(19,600)	ON Semiconductor Corporation	(1,813,784)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	216,871
(7,200)	Oracle Corporation	(953,928)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	20,254
(9,200)	OSI Systems, Inc.	(2,008,268)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(25,594)
(5,600)	Post Holdings, Inc.	(477,288)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(33,913)
(12,800)	PTC Therapeutics, Inc.	(1,008,228)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	138,980
(58,600)	Sirius XM Holdings, Inc.	(1,809,119)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	75,692
(10,600)	Snowflake, Inc. - Class A	(2,881,822)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(222,747)
(39,000)	Solaris Energy Infrastructure, Inc. - Class A	(2,571,400)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	570,202
(15,200)	Synaptics, Inc.	(1,848,168)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	219,597
(26,500)	Tandem Diabetes Care, Inc.	(404,920)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(111,240)
(30,700)	Tetra Tech, Inc.	(971,357)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(45,437)
(23,900)	Travere Therapeutics, Inc.	(1,360,896)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	26,724
(8,400)	Trip.com Group Ltd.	(360,108)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(34,251)
(17,300)	Uber Technologies, Inc.	(1,257,191)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	41,827
(18,500)	WEC Energy Group, Inc.	(2,089,945)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	68,720
(18,200)	Welltower, Inc.	(4,248,158)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(12,718)
(5,600)	Zoetis, Inc. - Class A	(417,368)	3.28% OBFR 3.63% minus 35bp	05/17/2027	BNP Paribas	(17,816)
Total Short Positions						$ 2,319,488

			Total swap agreements at value (assets)			$ 4,310,554
			Total swap agreements at value (liabilities			(1,991,066)
			Net swap agreements at value			$ 2,319,488

OBFR - Overnight Bank Funding Rate OTC - Over the Counter (a) Payment frequency is monthly

The average monthly notional value for swap contracts for the nine months ended July 31, 2026 was $77,250,214.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

AFFILIATED EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$ 11,554,169
Westwood Salient Enhanced Midstream Income ETF	1,565,169	45,953,362
Total Affiliated Exchange-Traded Funds (Cost $50,094,282)		$ 57,507,531

MASTER LIMITED PARTNERSHIPS - 24.4% (a)	Shares	Value
Pipelines - 24.4%
Delek Logistics Partners, L.P.	78,883	$ 4,757,434
Energy Transfer, L.P.	6,958,598	141,677,055
Enterprise Products Partners, L.P.	1,915,524	72,885,688
Genesis Energy, L.P.	876,198	13,414,591
MPLX, L.P.	1,013,578	59,243,634
Western Midstream Partners, L.P.	1,193,761	55,593,450
Total Master Limited Partnerships (Cost $218,970,329)		$ 347,571,852

MLP RELATED COMPANIES - 70.9%	Shares	Value
Independent Power Producers - 2.5%
NRG Energy, Inc.	206,669	$ 27,753,580
Vistra Corporation (b)	52,794	7,823,543
		35,577,123
Natural Gas - 0.3%
Kodiak Gas Services, Inc.	63,800	3,745,698

Pipelines - 63.9%
Antero Midstream Corporation	1,754,780	38,552,517
Cheniere Energy, Inc.	326,235	85,985,759
DT Midstream, Inc.	723,847	99,890,886
EMG Utica I Offshore Co-Investment L.P. and Subsidiary (c)(d)(e)	11,947,424	5,331,263
EMG Utica Midstream Fund L.P. and Subsidiaries (c)(d)(e)	5,655,164	8,301,283
Enbridge, Inc.	1,450,497	78,994,067
Hess Midstream, L.P. - Class A	335,496	13,698,302
Keyera Corporation	1,330,093	56,514,506
Kinder Morgan, Inc.	3,150,216	101,373,951
Kinetik Holdings, Inc.	363,879	18,401,361
NextDecade Corporation (b)(f)	1,102,221	7,406,925

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 70.9% (Continued)	Shares	Value
Pipelines - 63.9% (Continued)
ONEOK, Inc.	352,792	$ 32,037,042
Pembina Pipeline Corporation	622,489	30,458,387
Plains GP Holdings, L.P. - Class A	596,633	15,709,347
Select Water Solutions, Inc. - Class A	771,131	14,281,346
South Bow Corporation	658,880	24,444,448
Targa Resources Corporation (b)	163,337	44,161,425
TC Energy Corporation	951,731	64,175,221
Venture Global, Inc. - Class A (b)	2,624,702	35,118,513
WaterBridge Infrastructure, LLC - Class A	283,828	9,712,594
Williams Companies, Inc. (The) (b)	1,738,569	124,377,225
		908,926,368
Power Equipment - 3.4%
Eaton Corporation plc (b)	19,920	8,270,784
Liberty Energy, Inc. - Class A (b)	121,730	2,277,568
Quanta Services, Inc.	17,231	11,499,280
Solaris Energy Infrastructure, Inc. - Class A (b)	517,696	26,614,752
		48,662,384
Renewable Energy Infrastructure - 0.8%
GE Vernova, Inc.	3,783	3,746,267
Shoals Technologies Group, Inc. - Class A (b)(f)	926,734	8,099,655
		11,845,922

Total MLP Related Companies (Cost $631,405,503)		$ 1,008,757,495

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (g) (Cost $7,144,430)	7,144,430	$ 7,144,430

Investments at Value - 99.9% (Cost $907,614,544)		$ 1,420,981,308

Other Assets in Excess of Liabilities - 0.1%		1,276,888

Net Assets - 100.0%		$ 1,422,258,196

MLP	- Master Limited Partnership
plc	- Public Limited Company

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option. The total value of these securities as of July 31, 2026 was $264,150,390.
(c)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions except from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(d)	Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees and represents 1.0% of net assets.
(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(f)	Non-income producing security.
(g)	The rate shown is the 7-day effective yield as of July 31, 2026.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Eaton Corporation plc, 08/21/26	$500.00	49	$ 2,034,480	$ 2,695
Liberty Energy, Inc. - Class A, 08/21/26	30.00	608	1,137,568	3,040
NextDecade Corporation, 08/21/26	9.00	2,755	1,851,360	13,775
NextDecade Corporation, 08/21/26	10.00	2,755	1,851,360	13,775
Shoals Technologies Group, Inc. - Class A, 08/21/26	15.00	2,316	2,024,184	23,160
Shoals Technologies Group, Inc. - Class A, 08/21/26	16.00	3,709	3,241,666	46,363
Solaris Energy Infrastructure, Inc. - Class A, 08/21/26	110.00	880	4,524,080	99,000
Solaris Energy Infrastructure, Inc. - Class A, 08/21/26	120.00	354	1,819,914	38,940
Targa Resources Corporation, 08/21/26	300.00	490	13,248,130	71,050
Targa Resources Corporation, 09/18/26	290.00	408	11,031,096	239,904
Venture Global, Inc. - Class A, 08/21/26	15.00	13,123	17,558,574	721,765
Venture Global, Inc. - Class A, 08/21/26	17.50	10,249	13,713,162	174,233
Vistra Corporation, 08/21/26	200.00	264	3,912,216	6,864
Williams Companies, Inc. (The), 08/21/26	80.00	1,738	12,433,652	43,450
Total Written Option Contracts (Premiums $2,240,765)			$ 90,381,442	$ 1,498,014

The average monthly notional value of written option contracts during the nine months ended July 31, 2026 was $50,153,944.

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

COMMON STOCKS - 25.3%	Shares	Value
Financials - 2.4%
Specialty Finance - 2.4%
Blackstone Mortgage Trust, Inc. - Class A	375,000	$ 5,452,500

Real Estate Investment Trusts (REITs) - 22.9%
Data Centers - 2.4%
Digital Realty Trust, Inc.	30,000	5,655,600

Healthcare - 2.5%
Welltower, Inc.	25,000	5,861,000

Infrastructure - 2.5%
Crown Castle, Inc.	75,000	5,722,500

Multi-Asset Class - 3.2%
W.P. Carey, Inc.	100,000	7,360,000

Office - 2.5%
COPT Defense Properties	150,000	5,694,000

Residential - 2.4%
Centerspace	100,000	5,484,000

Retail - 3.9%
Curbline Properties Corporation	140,000	4,289,600
Realty Income Corporation	75,000	4,790,250
		9,079,850
Storage - 3.5%
Public Storage	25,000	8,104,250

Total Common Stocks (Cost $56,080,435)		$ 58,413,700

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS * - 73.5%	Shares	Value
Consumer Discretionary - 4.4%
Home Construction - 4.4%
Hovnanian Enterprises, Inc., 7.63% - Series A	515,000	$ 10,202,150

Financials - 3.1%
Banking - 3.1%
Banc of California, Inc., 7.75% - Series F	87,360	2,204,966
Merchants Bancorp, 7.63% - Series E	196,055	4,893,533
		7,098,499
Real Estate Investment Trusts (REITs) - 66.0%
Apartments - 1.9%
Vinebrook Homes Trust, 9.50% - Series B (a)	180,000	4,500,000

Diversified - 7.2%
AH Realty Trust, Inc., 6.75% - Series A	320,000	7,225,600
CTO Realty Growth, Inc., 6.38% - Series A	447,333	9,478,986
		16,704,586
Healthcare - 5.1%
Chiron Real Estate, Inc., 7.50% - Series A	311,134	7,653,897
Chiron Real Estate, Inc., 8.00% - Series A	160,000	4,119,200
		11,773,097
Hotels - 19.6%
Chatham Lodging Trust, 6.63% - Series A	170,109	3,461,718
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	8,811,864
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	4,892,154
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	1,968,860
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	5,055,000
RLJ Lodging Trust, 7.80% - Series A	375,000	9,483,750
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	2,808,434
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,235,500
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	3,674,832
		45,392,112
Industrial - 4.0%
LXP Industrial Trust, 6.50% - Series C	190,000	9,234,000

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS * - 73.5% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 66.0% (Continued)
Manufactured Homes - 0.7%
UMH Properties, Inc., 6.38% - Series D	74,141	$ 1,638,516

Mortgage - 4.2%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	523,747	9,647,420

Office - 5.3%
Alpine Income Property Trust, Inc., 8.00% - Series A	200,000	5,048,000
Hudson Pacific Properties, Inc., 4.75% - Series C	484,009	7,110,092
		12,158,092
Residential - 2.6%
American Homes 4 Rent, 5.88% - Series G	259,603	5,952,697

Retail - 1.2%
Regency Centers Corporation, 6.25% - Series A	121,572	2,791,293

Shopping Centers - 4.6%
Saul Centers, Inc., 6.00% - Series E	125,000	2,701,250
Saul Centers, Inc., 6.13% - Series D	381,000	8,001,000
		10,702,250
Specialized - 5.6%
EPR Properties, 5.75% - Series G	107,775	2,262,197
EPR Properties, 9.00% - Series E	178,935	5,867,279
IQHQ, Inc. (a)(b)	5,000	4,750,000
		12,879,476
Storage - 4.0%
Public Storage, 4.00% - Series R	50,000	770,000
Public Storage, 6.00% - Series A (b)	370,000	8,373,100
		9,143,100

Total Preferred Stocks (Cost $167,750,930)		$ 169,817,288

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (c) (Cost $2,824,101)	2,824,101	$ 2,824,101

Investments at Value - 100.0% (Cost $226,655,466)		$ 231,055,089

Other Assets in Excess of Liabilities - 0.0% (d)		109,498

Net Assets - 100.0%		$ 231,164,587

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual maturity.
(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2026.
(d)	Percentage rounds to less than 0.1%.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 51.1%	Shares	Value
Invesco QQQ Trust Series 1	13,324	$ 9,166,779
Invesco S&P 500® Equal Weight ETF	85,896	18,468,499
iShares MSCI Eurozone ETF	135,216	9,406,977
State Street Financial Select Sector SPDR ETF	173,722	9,891,731
State Street Health Care Select Sector SPDR ETF	58,447	9,500,560
State Street Industrial Select Sector SPDR ETF	52,594	9,458,505
State Street SPDR S&P 500® ETF Trust	25,546	19,083,628
State Street Technology Select Sector SPDR ETF	53,225	9,333,004
Total Exchange-Traded Funds (Cost $87,559,356)		$ 94,309,683

MONEY MARKET FUNDS - 48.9%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (a) (Cost $90,156,916)	90,156,916	$ 90,156,916

Investments at Value - 100.0% (Cost $177,716,272)		$ 184,466,599

Other Assets in Excess of Liabilities - 0.0% (b)		47,309

Net Assets - 100.0%		$ 184,513,908

(a)	The rate shown is the 7-day effective yield as of July 31, 2026.
(b)	Percentage rounds to less than 0.1%.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 23.6%			Shares	Value
Invesco S&P 500® Equal Weight ETF			54,131	$ 11,638,706
State Street Health Care Select Sector SPDR ETF			20,311	3,301,553
Total Exchange-Traded Funds (Cost $13,877,769)				$ 14,940,259

PURCHASED OPTION CONTRACTS - 0.1%	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.1%
E-Mini S&P 500® Futures Options, 08/14/26 (Cost $253,657)	$ 7,100.00	252	$ 94,742,550	$ 86,940

MONEY MARKET FUNDS - 71.3%			Shares	Value
First American Government Obligations Fund - Class U, 3.60% (a) (Cost $45,226,346)			45,226,346	$ 45,226,346

Investments at Value - 95.0% (Cost $59,357,772)				$ 60,253,545

Other Assets in Excess of Liabilities - 5.0%				3,135,779

Net Assets - 100.0%				$ 63,389,324

(a)	The rate shown is the 7-day effective yield as of July 31, 2026.

The average monthly notional value of purchased option contracts during the nine months ended July 31, 2026 was $30,698,721.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
E-Mini S&P 500® Futures	26	9/18/2026	$ 9,775,025	$ (135,136)
Nasdaq 100 E-Mini Futures	6	9/18/2026	3,408,510	(295,351)
Total Futures Contracts			$ 13,183,535	$ (430,487)

The average monthly notional value of futures contracts during the nine months ended July 31, 2026 was $27,745,894.